CASH AND BORROWINGS - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 327	$ 521
Trade and other payables	877	807
Finance lease liabilities		9
Private placement notes	1,320	1,363
Acquisition consideration	160	130
Current swaps/forward foreign exchange contracts - outflow	2,737	2,284
Current swaps/forward foreign exchange contracts - inflow	2,739	2,285
Total	2,682	2,829
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	27	86
Trade and other payables	873	807
Finance lease liabilities		3
Private placement notes	36	36
Acquisition consideration	36	38
Current swaps/forward foreign exchange contracts - outflow	2,737	2,284
Current swaps/forward foreign exchange contracts - inflow	2,739	2,285
Total	970	969
Between one and two years
Disclosure of detailed information about borrowings [line items]
Trade and other payables	1
Finance lease liabilities		3
Private placement notes	161	36
Acquisition consideration	50	30
Total	212	69
Between two and five years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	300	435
Trade and other payables	1
Finance lease liabilities		3
Private placement notes	476	491
Acquisition consideration	69	46
Total	846	975
After five years
Disclosure of detailed information about borrowings [line items]
Trade and other payables	2
Private placement notes	647	800
Acquisition consideration	5	16
Total	$ 654	$ 816